Related parties (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of Transactions Between Related Parties [Line Items]
Summary of Executive Team and Director Compensation

The Group’s Executive Team and Director compensation was as follows:

	2024	2023	2022
Short-term employee benefits – Salaries and wages	3,529	2,177	1,767
Long-term employee benefits – Share-based payment	16,222	6,822	3,351
	19,751	8,999	5,118

Summary of Transaction with Other Related Parties

The following transactions occurred with related parties:

	2024	2023	2022
Transactions with merchants – Revenues	271	1,494	1,158
Transactions with preferred suppliers (Collection entities) – Costs	(911)	(53)	(621)
Transactions with other related parties – Financial expenses (item (a)) (1)	(22,602)	(81,024)	—

(1) Foreign exchange losses not eliminated on the consolidated financial statements, refer to note 11.

Summary of Outstanding Balances from Transactions with Related Parties

The following balances are outstanding at the end of the reporting year in relation to transactions with related parties:

	2024	2023
Balances with merchants – trade receivables	—	406
Balances with preferred suppliers (Collection entities) – trade payables	(429)	(19)
Balances with preferred suppliers (Collection entities) – trade receivables	6,853	—